BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Nov. 11, 2013	Mar. 31, 2013	Dec. 31, 2012	Jan. 27, 2012	Jan. 02, 2012	Dec. 31, 2011	Dec. 27, 2011
Net assets	$ 1,233	$ 3,063			$ 112,536	$ 267
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	4,270	2,874						7,251
OCS liability (See note 14f)					(3,740)
Deferred tax liability	(2,871)		(1,068)	(9,293)	(1,974)
Non-controlling interest	1,750				(81,605)	(17,706)
Goodwill	227,434	5,026		326,860	51,614	23,156	167,007	8,702
Net assets acquired	8,933				88,229	9,250
Customer Relationship [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total					5,644
Developed Technology [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total					2,926
Backlog [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total					$ 2,828